Expense Example - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2065 Fund - Fidelity Freedom Blend 2065 Fund - Class K6	May 30, 2023 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368